Leases - Schedule of Maturity of the Company's Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 261
Thereafter	0
Total future minimum lease payments	261
Less: imputed interest	(9)
Present value of lease liabilities	$ 252